Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41129
Entity Registrant Name	Nu Holdings Ltd.
Entity Central Index Key	0001691493
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Campbells Corporate Services Limited, Floor 4
Entity Address, Address Line Two	Willow House, Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9010
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	NU
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1124
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Location	São Paulo
Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	3,602,854,813
Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,091,933,041
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua Capote Valente, 39
Entity Address, Address Line Two	Pinheiros
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	05409-000
City Area Code	55 (11)
Local Phone Number	4020-0185
Contact Personnel Name	Guilherme Marques do Lago
Contact Personnel Email Address	investors@nubank.com.br